Organization and Principal Activities (Details)	12 Months Ended
	Dec. 31, 2025	May 23, 2025
Organization and Principal Activities [Line Items]
Date of incorporation	Mar. 07, 2025
Ping Shiang Holding [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest		100.00%